CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (74,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,700
Depreciation	591
Stock-based compensation	4,180
Unrealized gain (loss) on foreign currency transactions	132
Accretion on marketable securities	(1)
Amortization/accretion on long-term assets and liabilities, net	65
Change in the fair value of warrants	9,282
Change in the fair value of One SRL call option	601
Changes in operating assets and liabilities:
Account receivables	618
Grants receivable	(1,145)
Prepaid expenses and other current assets	(5,981)
Inventories	(4,470)
Other assets	(5,137)
Accounts payable	3,411
Accrued expenses and other current liabilities	16,038
Deferred income	34,542
Other long-term liabilities	(6,766)
Net cash used in operating activities	(26,395)
Cash flows from investing activities:
Purchases of property and equipment	(18,383)
Maturities of marketable securities	24,000
Net cash provided by (used in) investing activities	5,617
Cash flows from financing activities:
Principle repayment of notes payable	(226)
Proceeds from issuance of promissory notes (net of issuance costs of $207 and $14, respectively)	5,679
Proceeds from exercise of share-based awards	9
Proceeds from exercise of warrants	10
Net cash provided by financing activities	5,472
Effect of exchange rates on cash	(816)
Net (decrease) increase in cash	(16,122)
Cash and cash equivalents at beginning of year	48,144
Cash and cash equivalents at end of year	32,022
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expense	2,086
Deferred financing costs included in accounts payable and accrued expense	564
Supplemental cash flow information:
Interest paid on notes payable	$ 199